PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Plan Asset Categories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 5	€ 4
Equities	136	123
Bonds	238	226
Property	77	74
Other	32	34
Total fair value of plan assets	488	461
Quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	5	4
Equities	92	87
Bonds	209	146
Property	15	14
Other	0	0
Total fair value of plan assets	321	251
Not quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	0	0
Equities	44	36
Bonds	29	80
Property	62	60
Other	32	34
Total fair value of plan assets	€ 167	€ 210